Condensed Statements of Operations (unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss per share	$ (1.49)	$ (0.94)	$ (2.24)	$ (2.07)	$ (4.20)	$ (6.97)
Weighted average common shares outstanding - diluted	2,906,926	2,899,390	2,906,926	2,895,158	2,900,202	2,220,981